Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

Note 3. Discontinued Operations

As previously discussed in Note 1, we sold the Disposition Entities and its subsidiaries on June 1, 2016 to MEMP.  Below is a reconciliation of carrying amounts of major classes of assets and liabilities included as part of discontinued operations as reflected on the balance sheets associated with this disposal transaction (in thousands):

	December 31,	December 31,
	2015	2014
ASSETS
Current assets:
Cash and cash equivalents	$2,175	$2,594
Accounts receivable	61,403	98,498
Short-term derivative instruments	272,320	208,585
Prepaid expenses and other current assets	9,643	11,859
Total current assets	345,541	321,536
Property and equipment, net	1,946,937	2,471,011
Long-term derivative instruments	461,809	311,802
Restricted investments	152,631	77,361
Other long-term assets	5,053	5,062
Total assets	$2,911,971	$3,186,772

LIABILITIES
Current liabilities:
Accounts payable	$8,792	$24,813
Accounts payable - affiliates	193	464
Revenues payable	27,021	35,545
Accrued liabilities	52,923	95,835
Short-term derivative instruments	2,850	3,289
Total current liabilities	91,779	159,946
Long-term debt	2,000,579	1,574,147
Asset retirement obligations	162,989	112,702
Long-term derivative instruments	1,441	—
Deferred tax liabilities	2,094	32,347
Total liabilities	$2,258,882	$1,879,142

Below is a reconciliation of major line items constituting pretax profit (loss) of discontinued operations to the after tax profit (loss) of discontinued operations that are presented in the statement of operations (in thousands):

	For Year Ended December 31,
	2015	2014	2013
Revenues:
Oil & natural gas sales	$355,422	$561,677	$391,440
Other revenues	2,725	4,366	3,075
Total revenues	358,147	566,043	394,515

Costs and expenses:
Lease operating	168,199	143,733	94,591
Gathering, processing, and transportation	34,939	31,892	25,055
Exploration	2,317	2,750	1,322
Taxes other than income	25,828	33,141	18,447
Depreciation, depletion, and amortization	195,814	185,955	113,814
Impairment of proved oil and natural gas properties	616,784	407,540	4,072
General and administrative (1)	56,671	49,124	54,947
Accretion of asset retirement obligations	7,125	5,773	4,988
(Gain) loss on commodity derivative instruments	(462,890)	(492,254)	(26,133)
(Gain) loss on sale of properties	(2,998)	—	(2,848)
Other, net	(665)	(11)	647
Total costs and expenses	641,124	367,643	288,902
Operating income (loss)	(282,977)	198,400	105,613
Other income (expense):
Interest expense, net	(114,732)	(83,550)	(44,302)
Other, net	43	(657)	2
Total other income (expense)	(114,689)	(84,207)	(44,300)
Pretax profit (loss) of discontinued operations	(397,666)	114,193	61,313
Income tax benefit (expense)	2,175	1,421	(308)
Net income (loss) from discontinued operations	$(395,491)	$115,614	$61,005

(1)

Includes $32.3 million, $24.4 million and $9.4 million for the years ended December 31, 2015, 2014 and 2013 that was allocated to discontinued operations under an omnibus agreement.  This omnibus agreement terminated on June 1, 2016.  We entered into a transition services agreement with MEMP to manage post-closing separation costs and activities.